Non-cash Financing Activities	12 Months Ended
Dec. 31, 2020
Non-cash Financing Activities
(4)
Non-cash
Financing and Investing Activities
For the years ended December 31, 2020 and 2019, there were no significant non-cash
investing activities. For the year ended December 31, 2018, the Company had non-cash
investing activities for the issuance of 163,137 shares of its Class A common stock related to acquisition purchases. The issuance had an approximate value of $12,282. For the year ended December 31, 2020, the Company had non-cash
financing activities related to financing lease liabilities of $19,891. There were no significant non-cash
financing activities
during
the years ended December 31, 2019 and 2018.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Non-cash Financing Activities
(2)
Non-cash
Financing Activities
During the year ended December 31, 2020, the Company had
non-cash
financing activities related to financing lease liabilities of $19,891. There were no significant non-cash
financing activities during the years ended December 31, 2019 and 2018.